SUPPLEMENT TO THE STATUTORY PROSPECTUS

FOR THE ICON SECTOR FUNDS

Supplement Effective February 18, 2016 to

the Statutory Prospectus (the “Prospectus”) dated January 22, 2016

This supplement relates to all Funds in the Prospectus. The respective returns set forth in the Average Annual Total Returns for the Periods ended 12/31/15 table should be deleted and replaced with the following on the respective pages as stated below:

ICON Consumer Discretionary Fund – Page 4

		1 Year	5 Year	10 Year	Since Inception
ICON Consumer Discretionary Fund - Class S	Before Taxes	0.60%	14.03%	7.54%	5.97%

	After Taxes on Distributions	-2.24%	12.45%	6.29%	5.12%

	After Taxes on Distributions and Sale of Fund Shares	1.47%	10.91%	5.88%	4.81%

ICON Consumer Discretionary Fund - Class A	Before Taxes	-5.67%	12.02%	N/A	13.82%

ICON Consumer Staples Fund – Page 8

		1 Year	5 Year	10 Year	Since Inception
ICON Consumer Staples Fund - Class S	Before Taxes	5.90%	12.22%	7.78%	8.76%

	After Taxes on Distributions	-0.35%	8.73%	5.50%	6.54%

	After Taxes on Distributions and Sale of Fund Shares	7.60%	9.46%	5.89%	6.85%

ICON Consumer Staples Fund - Class A	Before Taxes	-0.34%	10.80%	N/A	11.78%

ICON Energy Fund – Page 11

		1 Year	5 Year	10 Year	Since Inception
ICON Energy Fund - Class S	Before Taxes	-22.29%	-5.45%	0.97%	7.95%

	After Taxes on Distributions	-22.49%	-6.76%	-0.85%	6.67%

	After Taxes on Distributions and Sale of Fund Shares	-12.46%	-3.70%	1.58%	7.24%

ICON Energy Fund - Class A	Before Taxes	-26.97%	-6.86%	N/A	-3.03%

ICON Financial Fund – Page 15

		1 Year	5 Year	10 Year	Since Inception
ICON Financial Fund - Class S	Before Taxes	-4.56%	6.40%	-2.05%	3.64%

	After Taxes on Distributions	-4.70%	6.21%	-2.53%	2.37%

	After Taxes on Distributions and Sale of Fund Shares	-2.47%	5.01%	-1.30%	2.77%

ICON Financial Fund - Class A	Before Taxes	-10.22%	4.80%	N/A	6.46%

ICON Healthcare Fund – Page 19

		1 Year	5 Year	10 Year	Since Inception
ICON Healthcare Fund - Class S	Before Taxes	1.85%	19.23%	8.23%	10.71%

	After Taxes on Distributions	-6.35%	13.73%	5.39%	8.21%

	After Taxes on Distributions and Sale of Fund Shares	2.08%	13.81%	5.82%	8.09%

ICON Healthcare Fund - Class A	Before Taxes	-4.20%	17.41%	N/A	17.82%

ICON Industrials Fund – Page 23

		1 Year	5 Year	10 Year	Since Inception
ICON Industrials Fund - Class S	Before Taxes	-9.28%	6.89%	4.38%	4.81%

	After Taxes on Distributions	-9.30%	6.77%	3.38%	3.86%

	After Taxes on Distributions and Sale of Fund Shares	-5.24%	5.42%	3.40%	3.67%

ICON Industrials Fund - Class A	Before Taxes	-14.65%	5.09%	N/A	6.99%

ICON Information Technology Fund – Page 26

		1 Year	5 Year	10 Year	Since Inception
ICON Information Technology Fund - Class S	Before Taxes	9.78%	12.59%	6.32%	8.48%

	After Taxes on Distributions	9.78%	12.59%	6.32%	7.20%

	After Taxes on Distributions and Sale of Fund Shares	5.54%	10.09%	5.10%	6.81%

ICON Information Technology Fund - Class A	Before Taxes	3.08%	10.83%	N/A	12.31%

ICON Natural Resources Fund (formerly, ICON Materials Fund) – Page 30

		1 Year	5 Year	10 Year	Since Inception
ICON Natural Resources Fund - Class S (formerly, ICON Materials Fund)	Before Taxes	-16.60%	1.71%	4.91%	3.82%

	After Taxes on Distributions	-18.15%	1.22%	3.82%	3.05%

	After Taxes on Distributions and Sale of Fund Shares	-8.15%	1.34%	3.77%	2.95%

ICON Natural Resources Fund - Class A (formerly, ICON Materials Fund)	Before Taxes	-21.66%	0.15%	N/A	3.04%

ICON Utilities Fund – Page 33

		1 Year	5 Year	10 Year	Since Inception
ICON Utilities Fund - Class S	Before Taxes	-6.58%	8.95%	6.72%	7.70%

	After Taxes on Distributions	-7.31%	8.23%	5.65%	5.20%

	After Taxes on Distributions and Sale of Fund Shares	-3.14%	7.11%	5.30%	5.26%

ICON Utilities Fund - Class A	Before Taxes	-12.29%	7.27%	N/A	7.61%